Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities:
Net income (loss)	$ 33,989	$ (2,903)	$ 37,299
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Interest income from Joint Venture	0	(495)	(1,973)
Depreciation expense	127,698	11,619	395
Equity in earnings of Joint Venture		(18,955)	(56,307)
Amortization of deferred revenue	(95,750)	(8,566)
Amortization of deferred mobilization costs	70,660	4,288
Amortization of deferred financing costs	13,926	1,067
Deferred income taxes	(3,766)	(3,169)	(371)
Share-based compensation expense	5,318	4,471	65
Changes in operating assets and liabilities:
Accounts receivable	(89,721)	(45,051)	(17,527)
Materials and supplies	(6,640)	(35,031)	(7,955)
Prepaid expenses and other assets	(61,548)	(108,593)	(2,972)
Accounts payable and accrued expenses	33,865	39,437	6,252
Deferred revenue	156,967	97,550	12,955
Net cash provided by (used in) operating activities	184,998	(64,331)	(30,139)
Cash flow from investing activities:
Capital expenditures	(449,951)	(1,539,630)	(883,853)
Decrease (increase) in restricted cash	204,784	(315,286)	(60,967)
Net cash used in investing activities	(245,167)	(1,854,916)	(944,820)
Cash flow from financing activities:
Proceeds from issuance of common shares, net		625,816
Proceeds from long-term debt	797,415	1,275,000	450,000
Payments on long-term debt	(218,750)	(50,000)
Deferred financing costs	(19,853)	(6,803)	(57,995)
Proceeds from related-party loan		142,205	685,280
Payments on related-party loan			(69,444)
Net cash provided by financing activities	558,812	1,986,218	1,007,841
Decrease (increase) in cash and cash equivalents	498,643	66,971	32,882
Cash and cash equivalents, beginning of period	107,278	40,307	7,425
Cash and cash equivalents, end of period	$ 605,921	$ 107,278	$ 40,307